Interests In Joint Ventures - Schedule of Summary of Statement of Profit Loss and Other Comprehensive Income of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Statement Of Profit Loss And Other Comprehensive Income Of Joint Venture [Line Items]
Income tax expense	$ (38,067)	$ (47,694)	$ (121,726)
Loss for the year	(513,580)	(101,504)	(170,044)
Dividends received from joint venture entity	0	0	0
Joint ventures [member]
Disclosure Of Detailed Information Of Statement Of Profit Loss And Other Comprehensive Income Of Joint Venture [Line Items]
Revenue	0	0	0
Interest income	433	1,295	2,518
Depreciation and Amortization	829	210	26
Interest expense	151
Income tax expense
Other expenses	4,633	5,920	4,844
Exchange rate differences		1	658
Loss for the year	(5,180)	(4,836)	(3,010)
Other comprehensive income
Total comprehensive loss	(5,180)	(4,836)	(3,010)
Dividends received from joint venture entity